DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
28.11% of Net Assets
KY Association of Counties	4.000%	02/01/2033	AA-*	$420,000	$451,193
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	465,524
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	739,873
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	488,837
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	792,911
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,368,541
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	1,058,760
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,191,567
KY State Association of Counties Finance Corporation	5.000	02/01/2030	AA-*	100,000	104,253
KY State Association of Counties Finance Corporation	5.000	02/01/2032	AA-*	165,000	171,772
KY State Association of Counties Finance Corporation	5.000	02/01/2035	AA-*	120,000	124,552
KY State Property & Building #76	5.500	08/01/2021	A1	1,400,000	1,514,058
KY State Property & Building #93	5.250	02/01/2028	AA*	1,195,000	1,198,155
KY State Property & Building #93	5.250	02/01/2029	AA*	2,580,000	2,586,811
KY State Property & Building #98	5.000	08/01/2021	A1	2,505,000	2,608,807
KY State Property & Building #100	5.000	08/01/2026	A1	2,000,000	2,136,860
KY State Property & Building #100	5.000	08/01/2027	A1	1,710,000	1,827,015
KY State Property & Building #100	5.000	08/01/2028	A1	4,000,000	4,270,880
KY State Property & Building #100	5.000	08/01/2029	A1	2,500,000	2,666,925
KY State Property & Building #100	5.000	08/01/2030	A1	9,980,000	10,651,055
KY State Property & Building #100	5.000	08/01/2031	A1	5,100,000	5,438,130
KY State Property & Building #105	4.750	04/01/2031	A2	2,110,000	2,302,516
KY State Property & Building #105	4.750	04/01/2032	A2	2,205,000	2,402,656
KY State Property & Building #105	4.750	04/01/2033	A2	2,310,000	2,505,103
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,273,478
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,617,794
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,981,953
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	5,467,629
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,979,118
KY State Property & Building #106	5.000	10/01/2033	A1	4,870,000	5,409,888
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,109,930
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	3,075,867
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,712,650
KY State Property & Building #108	5.000	08/01/2031	A1	8,290,000	9,445,543
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	10,010,788
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,991,410
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,546,310
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,806,564
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,719,540
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,131,900
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	2,143,523
KY State Property & Building #110	5.000	08/01/2035	A1	3,030,000	3,414,598
KY State Property & Building #112	5.000	11/01/2028	A1	2,500,000	2,927,650
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	9,396,594
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,918,554
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	5,256,050
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	16,036,732
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	16,471,531
KY State Property & Building #115	5.000	04/01/2037	A1	5,000,000	5,703,150
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,890,642
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	4,268,064
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	4,095,067
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,696,653
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,811,176
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	6,039,822
KY State Property & Building #119	5.000	05/01/2030	A1	3,685,000	4,386,882
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	848,388
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	11,597,700
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	11,546,000
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2	820,000	958,432
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	402,015
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2	1,685,000	1,937,716
					267,094,055
SCHOOL IMPROVEMENT BONDS
13.62% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	2,021,317
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,356,849
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,449,501
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,537,048
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,937,718
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,167,772
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,256,948
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,554,318

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2019	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Fayette County KY School District Finance Corporation	5.000%	10/01/2028	Aa3	$1,375,000	$1,556,954
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	4,137,557
Fayette County KY School District Finance Corporation	5.000	06/01/2031	Aa3	3,705,000	3,956,384
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,944,312
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	12,218,090
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	4,066,767
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,912,910
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	10,019,185
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,128,387
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,183,762
Jefferson County KY School District Finance Corporation	5.000	05/01/2032	Aa3	4,230,000	4,788,487
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,800,525
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,297,950
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	6,085,327
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,357,079
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,294,942
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,302,892
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,350,317
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,397,669
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,365,753
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,397,967
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,547,384
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	1,068,528
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,667,390
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,514,502
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,785,668
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,539,936
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,388,857
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,599,090
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,562,871
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,618,518
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,169,860
					129,307,291
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.93% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	3,213,441
KY Bond Development Corporation Centre College	5.000	06/01/2038	A3	1,340,000	1,515,567
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,472,560
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	3,225,663
KY Bond Development Corporation Educational Facility Lancaster Centre College	5.000	06/01/2033	A3	1,345,000	1,544,127
KY Bond Development Corporation Educational Facility Lancaster Centre College	5.000	06/01/2034	A3	1,605,000	1,838,495
KY State Property & Building #114	5.000	10/01/2032	Aa3	2,795,000	3,237,337
KY State Property & Building #114	5.000	10/01/2033	Aa3	2,940,000	3,370,828
KY State Property & Building #114	5.000	10/01/2034	Aa3	3,090,000	3,540,553
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	2,217,320
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,857,681
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	3,166,995
Murray State University	5.000	03/01/2032	A1	2,220,000	2,542,122
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	6,458,436
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	5,490,703
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	17,332,570
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	8,171,773
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	8,401,385
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	11,536,260
University of Kentucky Higher Educational	4.750	04/01/2034	Aa2	5,435,000	6,161,605
University of Louisville	4.500	03/01/2035	A1	5,600,000	6,186,488
University of Louisville General Receipts	5.000	09/01/2030	A3	440,000	470,945
University of Louisville General Receipts	5.000	09/01/2031	A3	2,580,000	2,758,923
Western KY University	5.000	05/01/2032	A1	1,500,000	1,630,350
Western KY University	4.000	09/01/2034	A1	575,000	614,181
Western KY University	4.000	09/01/2035	A1	595,000	633,092
Western KY University	4.000	09/01/2036	A1	620,000	657,578
					113,246,978
MUNICIPAL UTILITY REVENUE BONDS
10.90% of Net Assets
Campbell & Kenton County Sanitation District #1	4.000	08/01/2032	Aa3	6,100,000	6,671,326
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	772,923
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	804,670
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	841,404
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	883,032
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	921,205
KY Rural Water Financing Corporation	5.375	02/01/2020	A+*	65,000	65,107
KY Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,188,943
KY Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	962,931
KY Rural Water Financing Corporation	5.125	02/01/2035	A+*	525,000	538,298
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3	1,175,000	1,200,803
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3	1,020,000	1,042,399
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2030	Aa3	3,120,000	3,477,521
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,774,259
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,071,750
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	27,730,000	29,915,401
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,501,792
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	5,344,307

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2019	UNAUDITED

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	4.750%	05/15/2035	Aa3	$2,245,000	$2,513,592
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,618,278
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	3,123,161
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,859,600
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,085,250
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,682,854
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,774,859
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	266,073
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	294,679
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	324,865
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	211,468
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	342,950
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	430,340
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,253,263
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,333,391
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	2,099,273
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,272,900
					103,464,867
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.10% of Net Assets
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	A2	1,765,000	1,791,440
KY Asset Liability Commission Federal Highway	5.000	09/01/2021	A2	1,570,000	1,640,886
KY Asset Liability Commission Federal Highway	5.000	09/01/2022	A2	3,500,000	3,660,055
KY Asset Liability Commission Federal Highway	5.250	09/01/2025	A2	3,400,000	3,876,204
KY Asset Liability Commission Federal Highway	5.000	09/01/2027	A2	9,760,000	11,420,078
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	5,165,000	5,528,564
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	7,235,000	7,937,157
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,694,440
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,845,000	1,973,615
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa3	1,465,000	1,606,211
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa3	9,350,000	10,241,897
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,513,276
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,765,000	2,070,663
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	8,755,000	9,581,472
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,585,000
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	2,370,000	2,723,533
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	462,212
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	576,180
					76,882,883
REFUNDING BONDS
6.24% of Net Assets
KY State Property & Building #80	5.250	05/01/2020	A1	1,000,000	1,037,680
KY State Property & Building #83	5.250	10/01/2020	A1	24,220,000	25,481,620
KY State Property & Building #84	5.000	08/01/2019	A1	7,500,000	7,584,600
KY State Property & Building #84	5.000	08/01/2021	A1	310,000	331,948
KY State Property & Building #84	5.000	08/01/2022	A1	18,000,000	19,796,580
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	447,165
KY State Property & Building #104	5.000	11/01/2022	A2	1,290,000	1,422,419
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	3,129,841
					59,231,853
PREREFUNDED BONDS
6.20% of Net Assets
Bracken County KY Public Property	5.000	08/01/2029	A1	840,000	905,696
Hardin County KY School District Finance Corporation	5.000	05/01/2030	A1	450,000	481,784
Hardin County KY School District Finance Corporation	5.000	05/01/2031	A1	470,000	503,196
KY Development Finance Authority - St. Elizabeth	5.125	05/01/2029	NR	2,750,000	2,758,608
KY Development Finance Authority - St. Elizabeth	5.375	05/01/2034	NR	2,560,000	2,568,575
KY Development Finance Authority - St. Elizabeth	5.500	05/01/2039	NR	1,000,000	1,003,460
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa	2,500,000	2,570,925
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa	2,000,000	2,056,740
KY State Association of Counties Finance Corporation	5.000	02/01/2030	NR	525,000	547,612
KY State Association of Counties Finance Corporation	5.000	02/01/2032	NR	835,000	870,964
KY State Association of Counties Finance Corporation	5.000	02/01/2035	NR	875,000	912,686
KY State Property & Building #96	5.000	11/01/2029	A1	5,000,000	5,098,300
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa3	4,440,000	4,478,450
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa3	135,000	136,189
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa3	4,930,000	5,461,208
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	8,035,000	8,105,788
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	NR	11,290,000	12,483,579
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa3	625,000	639,306
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa3	2,750,000	2,827,633
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	NR	1,480,000	1,512,131
Wolfe County KY Public Property	5.000	04/01/2030	A1	2,855,000	2,952,327
					58,875,157

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2019	UNAUDITED

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
6.10% of Net Assets
Bracken County KY Public Property	5.000%	08/01/2030	A1	$1,110,000	$1,197,879
Franklin County KY Public Properties Justice Center	5.000	04/01/2029	A1	2,630,000	2,806,868
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,494,338
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,335,080
KY Bond Development	5.000	09/01/2037	A2	3,725,000	4,345,771
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,659,345
KY State Certificate of Participation	4.000	04/15/2031	A1	1,000,000	1,096,960
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,857,300
KY State Certificate of Participation	5.000	04/15/2038	A1	5,000,000	5,752,750
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	8,464,593
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,425,471
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,550,218
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,604,972
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,663,601
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,723,567
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,784,933
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	A2	1,450,000	1,541,930
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,141,069
Owensboro KY Public Property	4.500	04/01/2034	A2	1,165,000	1,208,909
River City, Inc. Parking Authority	4.750	06/01/2027	Aa3	750,000	829,928
River City, Inc. Parking Authority	4.750	06/01/2028	Aa3	940,000	1,043,350
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	1,160,000	1,281,661
River City, Inc. Parking Authority	4.750	06/01/2029	Aa3	980,000	1,082,782
River City, Inc. Parking Authority	4.750	06/01/2030	Aa3	1,025,000	1,130,780
River City, Inc. Parking Authority	4.750	06/01/2031	Aa3	1,270,000	1,397,864
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,204,913
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,259,735
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,550,445
Warren County KY Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,526,480
					57,963,492
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.31% of Net Assets
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,943,922
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,472,663
KY Development Corporation Hospital Facilities - St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,266,672
KY Development Corporation Hospital Facilities - St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	8,155,262
Lexington Fayette Urban County Government	5.250	06/01/2032	A1	1,500,000	1,595,610
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	A1	1,000,000	1,067,620
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	A1	5,260,000	5,565,974
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A-*	2,000,000	2,263,280
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A-*	6,810,000	7,758,497
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A-*	3,850,000	4,009,660
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A-*	7,005,000	7,234,414
Warren County KY Hospital	5.000	04/01/2035	A+*	1,025,000	1,120,868
Warren County KY Hospital	5.000	04/01/2028	A+*	6,225,000	6,927,740
					50,382,182
AIRPORT REVENUE BONDS
1.40% of Net Assets
Kenton County Airport	5.000	01/01/2034	A1	275,000	332,327
Kenton County Airport	5.000	01/01/2035	A1	300,000	361,104
Kenton County Airport	5.000	01/01/2036	A1	325,000	389,646
Kenton County Airport	5.000	01/01/2037	A1	250,000	299,253
Kenton County Airport	5.000	01/01/2038	A1	500,000	596,140
Kenton County Airport	5.000	01/01/2039	A1	500,000	593,315
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,945,525
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2	1,250,000	1,372,150
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2	1,430,000	1,565,934
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2	1,520,000	1,663,488
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2	1,720,000	1,869,881
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2	1,170,000	1,288,615
					13,277,378

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds March 31, 2019	UNAUDITED

		Maturity
Bond Description	Coupon	Date	Rating#	Par Value	Fair Value
AD VALOREM PROPERTY BONDS
.13% of Net Assets
Warren County General Obligation	4.000%	06/01/2035	Aa1	$1,175,000	$1,266,626

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
.12% of Net Assets
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Baa2	220,000	220,438
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	959,198
					1,179,636

Total Investments 98.16% of Net Assets					$932,172,398

(cost $897,198,878) (See (a) below for further explanation)

Other assets in excess of liabilities 1.84%					17,426,777

Net Assets 100%					$949,599,175

#	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. All ratings are as of the date indicated and do not reflect susequent changes.

*	Rated by Standard & Poor’s Corporation

@	Fitch’s Investors Service

NR	Not Rated

(a) Cost for federal income tax purposes is $897,198,878 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	35,390,651
Unrealized depreciation	(417,131)

Net unrealized appreciation	34,973,520

Other Information

The Fund has adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1	- Unadjusted quoted prices in active markets for identical securities.
Level 2

-  Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

-  Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The following is a summary of the inputs used, as of March 31, 2019, involving the Fund’s investments in securities carried at fair value. As of that date, the Fund held no investments or other financial instruments whose fair value was determined using Level 3 inputs. The Fund recognizes transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the quarter ended March 31, 2019.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$	---
Level 2	Other Significant Observable Inputs		932,172,398
Level 3	Significant Unobservable Inputs		---

932,172,398

Securities held by the Fund are valued as determmined in good faith in accordance with consistently applied procedures established by and under the supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board of Trustees Valuation Committee. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.